Real Estate Assets and Construction in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Real Estate Assets and Construction in Progress

4. Real Estate Assets and Construction in Progress

The following is a summary of properties owned or leased by the Company as of September 30, 2014 and December 31, 2013 (in thousands):

As of September 30, 2014:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost

Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)	$3,521	$134,931	3,799	$142,251
Atlanta, Georgia (Atlanta-Metro)	15,397	350,728	13,770	379,895
Santa Clara, California*	-	88,891	662	89,553
Richmond, Virginia	2,180	126,659	62,301	191,140
Sacramento, California	1,481	57,892	1,362	60,735
Princeton, New Jersey	17,975	36,346	43	54,364
Dallas-Fort Worth, Texas	5,808	42,121	69,909	117,838
Chicago, Illinois	-	-	18,605	18,605
Miami, Florida	1,777	27,818	5	29,600
Lenexa, Kansas	437	24	3,108	3,569
Wichita, Kansas	-	1,409	-	1,409

	48,576	866,819	173,564	1,088,959

Leased Properties
Jersey City, New Jersey	-	26,406	885	27,291
Overland Park, Kansas	-	789	21	810

	-	27,195	906	28,101

	$48,576	$894,014	$174,470	$1,117,060

*  Owned facility subject to long-term ground sublease.

As of December 31, 2013:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost

Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)	$3,521	$126,486	3,270	$133,277
Atlanta, Georgia (Atlanta-Metro)	15,397	296,547	32,456	344,400
Santa Clara, California*	-	86,544	1,249	87,793
Richmond, Virginia	2,180	108,979	67,155	178,314
Sacramento, California	1,481	52,841	4,273	58,595
Dallas-Fort Worth, Texas	5,808	-	38,501	44,309
Miami, Florida	1,777	27,553	-	29,330
Lenexa, Kansas	437	3,298	-	3,735
Wichita, Kansas	-	1,409	-	1,409

	30,601	703,657	146,904	881,162

Leased Properties
Jersey City, New Jersey	-	23,811	-	23,811
Overland Park, Kansas	-	762		762

	-	24,573	-	24,573

	$30,601	$728,230	$146,904	$905,735

* Owned facility subject to long-term ground sublease.

4.    Real Estate Assets and Construction in Progress

The following is a summary of properties owned or leased by the Company as of December 31, 2013 and 2012 (in thousands):

As of December 31, 2013:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost
Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)...............................................................................................................................................................................	$ 3,521	$ 126,486	$ 3,270	$ 133,277
Atlanta, Georgia (Atlanta-Metro).....................................................................................................................................................................................	15,397	296,547	32,456	344,400
Santa Clara, California*.................................................................................................................................................................................................	—	86,544	1,249	87,793
Richmond, Virginia.......................................................................................................................................................................................................	2,180	108,979	67,155	178,314
Sacramento, California...................................................................................................................................................................................................	1,481	52,841	4,273	58,595
Dallas, Texas...	5,808	—	38,501	44,309
Miami, Florida...	1,777	27,553	—	29,330
Lenexa, Kansas...	437	3,298	—	3,735
Wichita, Kansas...	—	1,409	—	1,409

	30,601	703,657	146,904	881,162

Leased Properties
Jersey City, New Jersey.................................................................................................................................................................................................	—	23,811	—	23,811
Overland Park, Kansas...................................................................................................................................................................................................	—	762	—	762

	—	24,573	—	24,573

	$ 30,601	$ 728,230	$ 146,904	$ 905,735

*Owned facility subject to long-term ground sublease.

As of December 31, 2012:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost
Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)...............................................................................................................................................................................	$ 3,521	$ 103,438	$ 3,572	$ 110,531
Atlanta, Georgia (Atlanta-Metro).....................................................................................................................................................................................	15,314	263,192	6,658	285,164
Santa Clara, California*.................................................................................................................................................................................................	—	83,536	245	83,781
Richmond, Virginia.......................................................................................................................................................................................................	2,179	71,629	71,986	145,794
Sacramento, California...................................................................................................................................................................................................	1,485	52,753	—	54,238
Miami, Florida...	1,777	27,111	—	28,888
Lenexa, Kansas...	437	54	3,260	3,751
Wichita, Kansas...	—	1,408	—	1,408

	24,713	603,121	85,721	713,555

Leased Properties
Jersey City, New Jersey.................................................................................................................................................................................................	—	18,666	1,888	20,554
Overland Park, Kansas...................................................................................................................................................................................................	—	719	—	719

	—	19,385	1,888	21,273

	$ 24,713	$ 622,506	$ 87,609	$ 734,828

*Owned facility subject to long-term ground sublease.

Qualitytech, LP [Member]
Real Estate Assets and Construction in Progress

4. Real Estate Assets and Construction in Progress

The following is a summary of properties owned or leased by the Company as of September 30, 2014 and December 31, 2013 (in thousands):

As of September 30, 2014:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost

Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)	$3,521	$134,931	3,799	$142,251
Atlanta, Georgia (Atlanta-Metro)	15,397	350,728	13,770	379,895
Santa Clara, California*	-	88,891	662	89,553
Richmond, Virginia	2,180	126,659	62,301	191,140
Sacramento, California	1,481	57,892	1,362	60,735
Princeton, New Jersey	17,975	36,346	43	54,364
Dallas-Fort Worth, Texas	5,808	42,121	69,909	117,838
Chicago, Illinois	-	-	18,605	18,605
Miami, Florida	1,777	27,818	5	29,600
Lenexa, Kansas	437	24	3,108	3,569
Wichita, Kansas	-	1,409	-	1,409

	48,576	866,819	173,564	1,088,959

Leased Properties
Jersey City, New Jersey	-	26,406	885	27,291
Overland Park, Kansas	-	789	21	810

	-	27,195	906	28,101

	$48,576	$894,014	$174,470	$1,117,060

*  Owned facility subject to long-term ground sublease.

As of December 31, 2013:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost

Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)	$3,521	$126,486	3,270	$133,277
Atlanta, Georgia (Atlanta-Metro)	15,397	296,547	32,456	344,400
Santa Clara, California*	-	86,544	1,249	87,793
Richmond, Virginia	2,180	108,979	67,155	178,314
Sacramento, California	1,481	52,841	4,273	58,595
Dallas-Fort Worth, Texas	5,808	-	38,501	44,309
Miami, Florida	1,777	27,553	-	29,330
Lenexa, Kansas	437	3,298	-	3,735
Wichita, Kansas	-	1,409	-	1,409

	30,601	703,657	146,904	881,162

Leased Properties
Jersey City, New Jersey	-	23,811	-	23,811
Overland Park, Kansas	-	762		762

	-	24,573	-	24,573

	$30,601	$728,230	$146,904	$905,735

* Owned facility subject to long-term ground sublease.

4.    Real Estate Assets and Construction in Progress

The following is a summary of properties owned or leased by the Company as of December 31, 2013 and 2012 (in thousands):

As of December 31, 2013:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost
Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)...............................................................................................................................................................................	$ 3,521	$ 126,486	$ 3,270	$ 133,277
Atlanta, Georgia (Atlanta-Metro).....................................................................................................................................................................................	15,397	296,547	32,456	344,400
Santa Clara, California*.................................................................................................................................................................................................	—	86,544	1,249	87,793
Richmond, Virginia.......................................................................................................................................................................................................	2,180	108,979	67,155	178,314
Sacramento, California...................................................................................................................................................................................................	1,481	52,841	4,273	58,595
Dallas, Texas...	5,808	—	38,501	44,309
Miami, Florida...	1,777	27,553	—	29,330
Lenexa, Kansas...	437	3,298	—	3,735
Wichita, Kansas...	—	1,409	—	1,409

	30,601	703,657	146,904	881,162

Leased Properties
Jersey City, New Jersey.................................................................................................................................................................................................	—	23,811	—	23,811
Overland Park, Kansas...................................................................................................................................................................................................	—	762	—	762

	—	24,573	—	24,573

	$ 30,601	$ 728,230	$ 146,904	$ 905,735

*Owned facility subject to long-term ground sublease.

As of December 31, 2012:

Property Location	Land	Buildings and Improvements	Construction in Progress	Total Cost
Owned Properties
Suwanee, Georgia (Atlanta-Suwanee)...............................................................................................................................................................................	$ 3,521	$ 103,438	$ 3,572	$ 110,531
Atlanta, Georgia (Atlanta-Metro).....................................................................................................................................................................................	15,314	263,192	6,658	285,164
Santa Clara, California*.................................................................................................................................................................................................	—	83,536	245	83,781
Richmond, Virginia.......................................................................................................................................................................................................	2,179	71,629	71,986	145,794
Sacramento, California...................................................................................................................................................................................................	1,485	52,753	—	54,238
Miami, Florida...	1,777	27,111	—	28,888
Lenexa, Kansas...	437	54	3,260	3,751
Wichita, Kansas...	—	1,408	—	1,408

	24,713	603,121	85,721	713,555

Leased Properties
Jersey City, New Jersey.................................................................................................................................................................................................	—	18,666	1,888	20,554
Overland Park, Kansas...................................................................................................................................................................................................	—	719	—	719

	—	19,385	1,888	21,273

	$ 24,713	$ 622,506	$ 87,609	$ 734,828

*Owned facility subject to long-term ground sublease.